UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION               OMB APPROVAL
           Washington, D.C. 20549               OMB Number:  3235-0456
                                                Expires:  August 31, 2000
                                                Estimated average burden
                FORM 24F-2                      hours per response.......1
     Annual Notice of Securities Sold
          Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

                    CitiFunds Premium Trust (formerly known
                    as Landmark Premium Funds)
                    21 Milk Street, 5th Floor,
                    Boston, MA 02109


______________________________________________________________________________

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):   / /

                    CitiFunds Premium U.S. Treasury Reserves (formerly known as Premium U.S. Treasury Reserves)


______________________________________________________________________________
3. Investment Company Act File Number: 811-5812


Securities Act File Number: 33-38848


______________________________________________________________________________
4(a). Last day of fiscal year for which this Form is filed: August 31, 1998



______________________________________________________________________________

4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.
______________________________________________________________________________
4(c). / / Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A


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


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5. Calculation of registration fee:
   (i.) Aggregate sale price of securities
   sold during the fiscal year pursuant to
   section 24(f):                                              $559,677,702


(ii.)  Aggregate price of securities redeemed     $551,581,566
       or repurchased during the fiscal year:


(iii.) Aggregate price of securities redeemed
       or repurchased during any prior fiscal
       year ending no earlier than October 11,
       1995 that were not previously used to
       reduce registration fees payable to the    $0
       Commission:

(iv.)  Total available redemption credits [add
       items 5(ii) and 5(iii)]:                                -$551,581,566

       (v.) Net Sales - if item 5(i) is greater
            than Item 5(iv) [subtract item 5(iv)
            from item 5(i)]:                                   $8,096,136

       (vi.) Redemption credits available for      $(0)
             use in future years
             -  If item 5(i) is less than item
             5(iv) [subtract Item 5(iv) from
             Item 5(i)]:

       (vii.) Multiplier for determining registration
              fee (See Instruction C.9):                       x 0.000278


       (viii.) Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if no
               fee is due):                                          =$2,250.73

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6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:78,200,596. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that available for use by the issuer in future fiscal years, then state that number here: 0.
______________________________________________________________________________

7. Interest due - if this Form is being filed more than 90 days after the end
   of the issuer's fiscal year (see instruction D):         +$0
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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:                                    =$2,250.73
______________________________________________________________________________
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

       Method of Delivery:

               / /  Wire Transfer on 11/09/98          CIK#0000850628
               / /  Mail or other means
______________________________________________________________________________

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)             John R. Elder, Treasurer

                                     John R. Elder, Treasurer

Date     11/10/98

Please print the name and title of the signing officer below the signature.